Revenue	12 Months Ended
Dec. 31, 2025
Disclosure Revenue Abstract
Revenue

27.	Revenue

Service revenue

The principal service revenue derives from monthly subscription, the provision of separate voice, SMS and data services, and user packages combining these services, roaming charges and interconnection revenue. The revenue is recognized as the services are used, net of sales taxes and discounts granted on services. This revenue is recognized only when the amount of services rendered can be estimated reliably.

Revenues are recognized monthly, through billing, and revenues to be billed between the billing date and the end of the month (unbilled) are identified, processed, and recognized in the month in which the service was provided. These non-billed revenues are recorded on an estimated basis, which takes into account consumption data and number of days elapsed since the last billing date.

Interconnection traffic and roaming revenue are recorded separately, without offsetting the amounts owed to other telecom operators and that area recorded as operating costs.

The minutes not used by customers and/or reload credits in the possession of trading partners regarding the prepaid service system are recorded as deferred revenue and allocated to the statement of income when these services are used by customers.

The net service revenue item also includes revenue from new partnership agreements (financial, education and advertising), and the amount of revenue recognized in the year ended December 31, 2025 is R$ 128,570 (R$ 218,690 in 2024 and R$ 162,122 in 2023).

In March 2025, the agreement made between TIM S.A. and C6 Bank was approved by the Cayman Islands Monetary Authority (CIMA), confirming the termination of the partnership, as well as the related disputes and arbitration proceedings that were underway. By December 31, 2025, the amounts related to the Agreement have been received.

Goods sold

Revenues from sales of goods (telephones, mini-modems, tablets and other equipment) are recognized when the performance obligations associated with the contract are transferred to the buyer. Revenues from sales of devices to trading partners are accounted for at the time of their physical delivery to the partner, net of discounts, and not at the time of sale to the end customer, since the Company has no control over the good sold.

Contract identification

The Company monitors commercial contracts in order to identify the main contractual clauses and other elements present in the contracts that could be relevant in the application of the accounting rule IFRS 15 – Revenue from Contracts with Customers.

Identification of the performance obligation

Based on the review of its contracts, the Company mainly verified the existence of the following performance obligations:

(i) sale of equipment; and

(ii) provision of mobile, fixed and internet telephony services.

Thus, the Company started to recognize revenues when (or as) the Company meets the performance obligation by transferring the asset or service promised to the customer; and the asset is considered transferred when or as the customer obtains control of that asset.

 Determining and Allocating the Transaction Price to the Performance Obligation

The Company understands that its commercial packages that combine services and sale of cellular handsets with discounts. In accordance with IFRS 15, the Company is required to perform the discount allocation and recognize revenues related to each performance obligation based on their stand-alone selling prices.

Cost to obtain contract

All incremental costs related to obtaining a contract (sales commissions and other costs of acquisition from third parties) are recorded as prepaid expenses and (as described in Note 10) are amortized over the average useful life of the customer. Similarly, certain contract compliance costs are also deferred to the extent that they relate to performance obligations under the customer agreement, i.e. when the customer obtains control over the asset.

	2025	2024	2023

Revenue	26,624,721	25,447,930	23,833,893

Gross revenue	40,279,063	36,731,708	33,530,346

Service revenue	38,631,519	35,041,192	31,972,936
Service revenue - Mobile	36,286,661	33,070,752	30,020,711
Service revenue - Landline	2,344,858	1,970,440	1,952,225

Goods sold	1,647,544	1,690,516	1,557,410

Deductions from gross revenue	(13,654,342)	(11,283,778)	(9,696,453)
Taxes levied	(4,045,145)	(4,014,344)	(3,657,281)
Discounts granted	(9,593,647)	(7,253,635)	(6,030,865)
Returns and other	(15,550)	(15,799)	(8,307)

According to the Brazilian Corporation Law paragraph 187, companies are required to disclose in the financial statements the gross amount of revenues.